Consolidated Statements of Financial Position - KRW (₩)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	₩ 6,767,898,000,000	₩ 6,670,879,000,000
Trade accounts and notes receivable, net	10,821,488,000,000	10,802,989,000,000
Other receivables, net	2,261,323,000,000	1,947,529,000,000
Other short-term financial assets	8,499,389,000,000	11,403,166,000,000
Inventories	14,179,167,000,000	14,557,419,000,000
Current income tax assets	140,494,000,000	101,979,000,000
Assets held for sale	608,758,000,000	406,945,000,000
Other current assets	786,943,000,000	840,984,000,000
Total current assets	44,065,460,000,000	46,731,890,000,000
Long-term trade accounts and notes receivable, net	27,779,000,000	42,516,000,000
Other receivables, net	1,306,329,000,000	1,452,445,000,000
Other long-term financial assets	2,571,651,000,000	2,708,325,000,000
Investments in associates and joint ventures	4,738,793,000,000	5,020,264,000,000
Investment property, net	1,955,896,000,000	1,616,294,000,000
Property, plant and equipment, net	39,846,828,000,000	35,206,248,000,000
Intangible assets, net	4,774,824,000,000	4,714,784,000,000
Defined benefit assets, net	409,147,000,000	464,758,000,000
Deferred tax assets	3,613,344,000,000	3,355,597,000,000
Other non-current assets	133,684,000,000	173,195,000,000
Total non-current assets	59,378,275,000,000	54,754,426,000,000
Total assets	103,443,735,000,000	101,486,316,000,000
Liabilities
Trade accounts and notes payable	6,159,127,000,000	5,782,825,000,000
Short-term borrowings and current installments of long-term borrowings	11,115,747,000,000	10,959,217,000,000
Other payables	3,463,871,000,000	2,737,478,000,000
Other short-term financial liabilities	120,875,000,000	163,626,000,000
Current income tax liabilities	350,570,000,000	319,096,000,000
Liabilities directly associated with the assets held for sale		141,890,000,000
Provisions	396,030,000,000	419,744,000,000
Other current liabilities	1,134,843,000,000	1,943,860,000,000
Total current liabilities	22,741,063,000,000	22,467,736,000,000
Long-term trade accounts and notes payable	2,049,000,000
Long-term borrowings, excluding current installments	14,881,620,000,000	15,011,162,000,000
Other payables	809,012,000,000	873,565,000,000
Other long-term financial liabilities	72,920,000,000	153,782,000,000
Defined benefit liabilities, net	43,143,000,000	38,754,000,000
Deferred tax liabilities	2,685,549,000,000	2,760,234,000,000
Long-term provisions	580,559,000,000	468,009,000,000
Other non-current liabilities	185,052,000,000	114,474,000,000
Total non-current liabilities	19,259,904,000,000	19,419,980,000,000
Total liabilities	42,000,967,000,000	41,887,716,000,000
Equity
Share capital	482,403,125,000	482,403,125,000
Capital surplus	1,658,350,000,000	1,672,790,000,000
Other components of equity	1,155,429,000,000	67,256,000,000
Treasury shares	(1,550,862,000,000)	(1,889,658,000,000)
Retained earnings	53,644,899,000,000	53,813,583,000,000
Equity attributable to owners of the controlling company	55,390,219,000,000	54,146,374,000,000
Non-controlling interests	6,052,549,000,000	5,452,226,000,000
Total equity	61,442,768,000,000	59,598,600,000,000
Total liabilities and equity	₩ 103,443,735,000,000	₩ 101,486,316,000,000